Unaudited Condensed Statements of Cash Flows - USD ($)	8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (64,864)	$ (950,023)	$ (315,511)
Adjustments to reconcile net loss to net cash provided by operating activities:
Formation cost paid by Sponsor in exchange of issuance of Class B ordinary shares	11,388		11,388
Operating costs paid by related party	8,500
Interest earned on marketable securities held in trust account	(200)	(1,986,813)
Issuance cost of over-allotment	23,439
Operating expense paid by promissory note – related party			8,500
Change in fair value of over-allotment			(193,471)
Issuance cost of over-allotment			23,439
Interest earned on marketable securities held in trust account			(5,798)
Changes in current assets and liabilities:
Prepaid assets	(476,930)	343,717	(475,532)
Other assets	(439,220)		(326,032)
Due to related party	4,500	108,968	1,032
Accrued offering costs and expenses	6,000	2,018,983	67,421
Net cash used in operating activities	(927,387)	(465,168)	(1,204,564)
Cash flows from investing activities:
Investment of cash in Trust Account	(300,000,000)		(329,750,000)
Net cash used in investing activities	(300,000,000)		(329,750,000)
Cash flows from financing activities:
Proceeds from issuance of Private Placement Warrants	6,250,000		6,845,000
Proceeds from sale of Units, net of underwriting discount	296,000,000		325,155,000
Proceeds from working capital loan		125,000
Payment of promissory note – related party	(188,805)		(188,805)
Payment of offering costs	(497,021)		(497,021)
Net cash provided by financing activities	301,564,174	125,000	331,314,174
Net change in cash	636,787	(340,168)	359,610
Cash, beginning of the period		359,610
Cash, end of the period	636,787	19,442	359,610
Supplemental disclosure of non-cash financing activities:
Offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares	13,612		13,612
Offering costs paid by promissory note – related party	180,305		180,305
Capital contribution for excess fair value of Class B shares sold by the Sponsor to Anchor Investors determined to be offering cost			9,680,125
Deferred underwriting commissions payable charged to additional paid in capital	10,500,000		11,541,250
Remeasurement of Class A ordinary shares subject to possible redemption			36,815,188
Accrued offering costs	$ 151,000		$ 151,000
Re-measurement of Class A ordinary shares subject to possible redemption		$ 1,992,611